Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,357,000
Previously Paid Amount	0.00
Total Fee Amount	739.80
Total Offset Amount	0.00
Net Fee	739.80
Narrative - Max Aggregate Offering Price	$ 5,357,000
Final Prospectus	true